Consolidated Condensed Interim Statements of Cash Flows - USD ($)	3 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from (used in) operating activities
Loss for the period	$ (5,388,648)	$ (2,811,856)
Items not affecting cash
Allowance (recovery) for credit losses	7,970	9
Depreciation	457,758	442,767
Share-based payments	408,005	713,227
Accretion and accrued interest	260,130	132,933
Foreign exchange loss / (gain)	(39,173)	6,491
Cash flow used in operating activities before changes in non-cash items	(4,293,958)	(1,516,429)
Changes in non-cash items:
Accounts receivable	975,124	2,270,872
Inventory	(542,755)	8,424,952
Prepaids and deposits	189,478	(443,458)
Promissory note receivable	0	13,994
Finance lease receivables	12,703	48,785
Accounts payable and accrued liabilities	353,985	(3,032,210)
Deferred revenue	223,806	1,435,495
Warranty liability	(130,271)	556,023
Total cash flows from (used in) operating activities	(3,211,888)	7,758,024
Cash flows from (used in) investing activities
Purchase of property and equipment	(45,892)	(31,902)
Total cash flows from (used in) investing activities	(45,892)	(31,902)
Cash flows from (used in) financing activities
Repayment of loans from related parties	0	(354,099)
Proceeds from (repayment of) line of credit	212,972	(6,449,305)
Proceeds from term loan facility	762,977
Payments on lease liabilities	(261,355)	(272,919)
Cash used for restricted deposit	0	(400,000)
Repayment of other liabilities	(2,122)	(2,141)
Proceeds from issuance of common shares and warrants	2,325,750	520,892
Equity offering costs	(400,774)	(14,904)
Proceeds from exercise of stock options	0	111,120
Total cash flows from (used in) financing activities	2,637,448	(6,861,356)
Foreign exchange on cash	(2,278)	(12,526)
Net (decrease) increase in cash	(622,610)	852,240
Cash, beginning of period	1,150,891	600,402
Cash, end of period	$ 528,281	$ 1,452,642